Derivatives and Fair Value Measurements (Details 3) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Fair value of asset (liability) positions measured on a recurring basis
Investments in debt and equity securities	$ 61.8	$ 67.0
Foreign currency forward contracts [Member]
Fair value of asset (liability) positions measured on a recurring basis
Derivative assets (liabilities), at fair value, net	(410.0)
Diesel fuel hedge contracts [Member]
Fair value of asset (liability) positions measured on a recurring basis
Derivative assets (liabilities), at fair value, net	(167.1)
Fair Value, Measurements, Recurring [Member]
Fair value of asset (liability) positions measured on a recurring basis
Investments in debt and equity securities	61.8	67.0
Total net financial assets (liabilities)	(515.3)	(401.2)
Fair Value, Measurements, Recurring [Member] | Foreign currency forward contracts [Member]
Fair value of asset (liability) positions measured on a recurring basis
Derivative assets (liabilities), at fair value, net	(410.0)	(473.3)
Fair Value, Measurements, Recurring [Member] | Commodity swap contracts [Member]
Fair value of asset (liability) positions measured on a recurring basis
Derivative assets (liabilities), at fair value, net	(167.1)	5.1
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair value of asset (liability) positions measured on a recurring basis
Investments in debt and equity securities	26.1	28.8
Total net financial assets (liabilities)	26.1	28.8
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Foreign currency forward contracts [Member]
Fair value of asset (liability) positions measured on a recurring basis
Derivative assets (liabilities), at fair value, net	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Commodity swap contracts [Member]
Fair value of asset (liability) positions measured on a recurring basis
Derivative assets (liabilities), at fair value, net	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair value of asset (liability) positions measured on a recurring basis
Investments in debt and equity securities	35.7	38.2
Total net financial assets (liabilities)	(541.4)	(430.0)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Foreign currency forward contracts [Member]
Fair value of asset (liability) positions measured on a recurring basis
Derivative assets (liabilities), at fair value, net	(410.0)	(473.3)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Commodity swap contracts [Member]
Fair value of asset (liability) positions measured on a recurring basis
Derivative assets (liabilities), at fair value, net	(167.1)	5.1
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair value of asset (liability) positions measured on a recurring basis
Investments in debt and equity securities	0.0	0.0
Total net financial assets (liabilities)	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Foreign currency forward contracts [Member]
Fair value of asset (liability) positions measured on a recurring basis
Derivative assets (liabilities), at fair value, net	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Commodity swap contracts [Member]
Fair value of asset (liability) positions measured on a recurring basis
Derivative assets (liabilities), at fair value, net	$ 0.0	$ 0.0